Note 7 - Property and Equipment - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Property and equipment	¥ 90,342,427	¥ 79,669,693
Less accumulated depreciation and amortization	(50,566,983)	(45,345,543)
Property and equipment—net	39,775,444	34,324,150
Equipment [Member]
Property and equipment	15,013,565	14,355,365
Office Equipment [Member]
Property and equipment	2,875,548	2,065,039
Land [Member]
Property and equipment	537,889	537,889
Building [Member]
Property and equipment	1,663,326	1,663,326
Leasehold Improvements [Member]
Property and equipment	4,061,909	3,904,189
Software and Software Development Costs [Member]
Property and equipment	33,335,560	28,815,164
Assets Held under Capital Leases [Member]
Property and equipment	¥ 32,854,630	¥ 28,328,721